Financial instruments - Changes in cash flow hedges and excluded forward element (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Change in fair value of cash flow hedges	$ 140,222	$ 187,921
Forward element excluded from hedging relationships	(163,477)	(211,132)
Changes in cash flow hedges and excluded forward element	$ (23,255)	$ (23,211)